Consolidated Statements of Cash Flows (Successor Basis) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (2,561,507)	$ (20,116,938)	$ (15,134,485)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation	58,903	1,299,618	682,292
Share-based compensation		1,612,832
Loss (gain) on investments in marketable securities, net	(3,912,500)	81,839	(501,522)
Gain on non-marketable investments		(1,147,190)
(Gain) loss on investments in derivatives, net	827,501	(87,599)	974,444
Changes in fair value of warrant liabilities		866,300	(124,726)
Gain on use of digital currencies		(46,717)
Settlement of service fee by digital currencies and tokens		437,178
Gain on extinguishment of convertible debts		(1,198,490)
Interest income		(79,558)	(108,512)
Interest expense and accretion of convertible debts		3,769,263	4,559,714
Accretion of finance lease obligation		9,967	6,989
Changes in operating assets and liabilities
Accounts receivable		(37,716)	(2,827)
Inventories		(3,543)	(30,642)
Other receivables and prepayments	(303,925)	(427,541)	(45,911)
Other non-current asset			(179,500)
Long-term deposits	(20,092)	55,429	(111,951)
Due from brokers	(54,158)	501,963	751
Amounts due from related parties		168,089	(79,204)
Amounts due to related parties		(26,060)	1,004
Accounts payable and accrued expenses	183,083	986,241	58,555
Net cash used in operating activities	(5,782,695)	(13,382,633)	(10,035,531)
Cash flows from investing activities
Purchase of digital currencies		(200,000)
Advances to related parties	(186,898)
Purchases of intangible assets	(968,730)	(70,109)	(417,794)
Purchases of property, plant and equipment	(2,090,721)	(837,062)	(5,646,505)
Proceeds from sales of investment securities	16,049,067	999,110	2,312
Disbursement of a loan to a third party		(1,400,000)	(3,000,000)
Repayment of a loan from a third party		1,400,000	3,000,000
Net cash (used in) provided by investing activities	12,802,718	(108,061)	(6,061,987)
Cash flows from financing activities
Loan from related parties		6,330,472
Payment for settlement of convertible debts		(13,600,000)
Proceeds from issuance of convertible debts	480,000		16,120,400
Proceeds from issuance of shares	8,602,001		11,054,319
Payments of initial public offering costs			(538,122)
Payments for debt issuance costs			(1,099,316)
Payment of finance lease obligations		(53,843)	(58,332)
Net cash (used in) provided by financing activities	9,082,001	(7,323,371)	25,478,949
Net (decrease) increase in cash and restricted cash	16,102,024	(20,814,065)	9,381,431
Cash and restricted cash – Beginning of period	623,783	26,107,238	16,725,807
Cash and restricted cash – End of period	16,725,807	5,293,173	26,107,238
Supplemental disclosures of cash flow information
Interest paid		557,333	606,989
Income taxes paid
Proceeds in broker accounts		999,110	640,227
Non-cash operating, investing and financing activities
Issuance of token in exchange of services		300,000
Net settlement of related party balances			164,973
Equipment acquired through finance lease			239,093
Conversion of convertible debts			3,033,308
Settlement of service fee by digital currencies and tokens		437,178
Reconciliation of cash and restricted cash
Cash	16,245,807	5,189,003	12,006,624
Restricted cash	480,000	104,170	14,100,614
Total cash and restricted cash shown in the consolidated statements of cash flows	$ 16,725,807	$ 5,293,173	$ 26,107,238